Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000255783
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long BABA Daily ETF
Class Name	KraneShares 2x Long BABA Daily ETF
Trading Symbol	KBAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares 2x Long BABA Daily ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kbab/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kbab/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long BABA Daily ETF	$65	1.00%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.00%
AssetsNet	$ 7,103,455
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 10,028
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,103,455	1	$10,028	0%

Holdings [Text Block]

Fund InvestmentsFootnote Reference*

Market Exposure	(%)
Total Return Swaps	200.0%
Footnote	Description
Footnote*	Percentages are calculated based on total investments. Investments are presented at the notional amount (net of financing costs).

Updated Prospectus Web Address	https://kraneshares.com/kbab/
C000258496
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long MELI Daily ETF
Class Name	KraneShares 2x Long MELI Daily ETF
Trading Symbol	KMLI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares 2x Long MELI Daily ETF (the "Fund") for the period from June 11, 2025 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kmli/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kmli/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long MELI Daily ETF	$37	1.26%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.26%
AssetsNet	$ 2,240,337
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 9,350
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,240,337	1	$9,350	0%

Holdings [Text Block]

Fund InvestmentsFootnote Reference*

Market Exposure	(%)
Total Return Swaps	200.0%
Footnote	Description
Footnote*	Percentages are calculated based on total investments. Investments are presented at the notional amount (net of financing costs).

Updated Prospectus Web Address	https://kraneshares.com/kmli/
C000255786
Shareholder Report [Line Items]
Fund Name	KraneShares 2x Long PDD Daily ETF
Class Name	KraneShares 2x Long PDD Daily ETF
Trading Symbol	KPDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares 2x Long PDD Daily ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kpdd/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kpdd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long PDD Daily ETF	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 15,257,177
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 39,208
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,257,177	1	$39,208	0%

Holdings [Text Block]

Fund InvestmentsFootnote Reference*

Market Exposure	(%)
Total Return Swaps	200.0%
Footnote	Description
Footnote*	Percentages are calculated based on total investments. Investments are presented at the notional amount (net of financing costs).

Updated Prospectus Web Address	https://kraneshares.com/kpdd/